Financial results, net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Financial income
Interest income	$ 814	$ 755	$ 657
Foreign exchange gains	1,102	232	721
Dividends income	82	68	72
Other financial income
Total financial income	1,998	1,055	1,450
Financial costs
Interest expenses	(8,259)	(6,351)	(2,688)
Loss on debt swap (Note21)	(2,228)
Foreign exchange losses	(15,365)	(1,780)	(3,986)
Other financial results:	(431)	(808)	(677)
Less: capitalized financial costs	74	3
Total financial costs	(26,209)	(8,936)	(7,351)
Other financial results
Fair value gains of financial assets and liabilities at fair value through profit or loss	623	3,026	(1,247)
Loss from repurchase of Non-convertible notes		(31)	(39)
(Loss) / Gain from derivative financial instruments (except commodities)	(324)	146	1,108
Gain on the revaluation of receivables arising from the sale of farmland	85	37	33
Total other financial results	384	3,178	(145)
Total financial results, net	$ (23,827)	$ (4,703)	$ (6,046)